Equity accounted investments - ROMPCO (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Significant events and transactions
Cash and cash equivalents	R 45,383	R 53,926
Total assets	364,980	433,838
Non-current liabilities	163,058	130,267
Tax payable	1,108	1,876	R 3,142
Summarised income statement
Turnover	275,111	289,696	272,746
Depreciation and amortisation	(15,644)	(16,491)	(14,073)
Other operating expenses	(13,854)	(9,023)	(31,834)
(Loss)/earnings before interest and tax ((LBIT)/EBIT)	(27,305)	21,520	61,417
Finance income	3,226	2,253	1,020
Finance costs	(10,427)	(9,259)	(6,896)
(Loss)/earnings before tax	(34,506)	14,514	55,541
Taxation	(9,739)	(5,181)	(13,869)
(Loss)/earnings for the year	(44,245)	9,333	41,672
Reconciliation of summarised financial information
Earnings before tax for the year	(34,506)	14,514	55,541
Taxation	(9,739)	(5,181)	(13,869)
Dividends paid	(7,850)	(14,187)	(908)
Carrying value of equity accounted investment	14,742	14,804
Contingent liabilities incurred in relation to interests in associates	0
Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)
Significant events and transactions
Non-current assets	4,570	4,334
Cash and cash equivalents	1,051	1,070
Other current assets	721	613
Total assets	6,342	6,017
Non-current liabilities	659	736
Current liabilities	162	116
Tax payable	501	493
Total liabilities	1,322	1,345
Net assets	5,020	4,672	4,322
Summarised income statement
Turnover	4,800	4,270
Depreciation and amortisation	(622)	(563)
Other operating expenses	(437)	(266)
(Loss)/earnings before interest and tax ((LBIT)/EBIT)	3,741	3,441
Finance income	169	85
Finance costs	(15)	(10)
(Loss)/earnings before tax	3,895	3,516
Taxation	(1,247)	(1,330)
(Loss)/earnings for the year	2,648	2,186
Share of profit before tax	779	703
Taxation	(249)	(266)
Share of profit after tax	530	437
Amortisation of fair value adjustment on acquisition of investment	(70)
The Group's share of profits of equity accounted investment	460	437
Reconciliation of summarised financial information
Net assets at the beginning of the year	4,672	4,322
Earnings before tax for the year	3,895	3,516
Taxation	(1,247)	(1,330)
Other movements		140
Dividends paid	(2,300)	(1,976)
Net assets at the end of the year	5,020	4,672	R 4,322
Carrying value of equity accounted investment	2,823	2,823
Historical net asset value	1,004	934
Group's share of fair value adjustment on acquisition of investment	R 1,819	R 1,889
Share of pre-tax profits (as a percent)	20.00%